Stockholders' Equity	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Stockholders' Equity

Note 12 – Stockholders’ Equity

Prior to the Company’s conversion to a corporation, the Company had 400 member units authorized with 365 units issued and outstanding.

On June 1, 2018, the Company converted its 365 outstanding member units into 6,582,737 shares of common stock with a $0.001 par value. The conversion has been given retrospective treatment.

During 2016, the Company issued 2,524,885 shares of common stock for cash in the amount of $300,000, and 360,698 shares of common stock for services valued at $150,000.

During 2017, the Company issued 90,174 shares of common stock for services valued at $37,500.

The Company also has entered into certain agreements which may entitle or require the Company to settle its obligations through the issuance of common stock. See note 14.